Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables.
Trade receivables	$ 47,635	$ 45,442
Deposits and prepayments	2,695	3,250
VAT refundable	4,028	3,192
Other receivables	60	19
Total	$ 54,418	$ 51,903